Issued capital (Details Narrative)											3 Months Ended	12 Months Ended
	Jul. 05, 2022 USD ($) shares	May 19, 2022 USD ($) shares	Mar. 22, 2022 USD ($) shares	Nov. 05, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Aug. 23, 2021 USD ($) shares	Mar. 11, 2021 USD ($) $ / shares shares	Dec. 04, 2020 USD ($) shares	Oct. 19, 2020 shares	Oct. 16, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2021 USD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares	Sep. 27, 2022 shares	Aug. 15, 2022 USD ($)	May 25, 2022 shares	Mar. 01, 2022 shares	Jan. 18, 2022 $ / shares	Apr. 19, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $								$ 2,849,000					$ 2,849,000
Proceeds from exercise of common share purchase warrants | $												$ 856,000	39,000
Number of stock issued for private placement								1,325,000
Share-based compensation expense | $											$ 1,078,000	$ 3,146,000	$ 2,995,000
Shares issued for acquisition, fair value | $						$ 130,194,000
Shares issued under equity program value | $											$ 0
Restricted shares, description											During the three months ended December 31, 2022, the Company granted 603,703 RSUs at a weighted average value of $2.81 to certain officers, directors, and consultants of the Company. The RSUs vest in three equal annual instalments during the recipient's continual service with the Company. During the year ended September 30, 2022 the Company granted 167,849 RSUs at a weighted average value of $4.91 to certain officers, directors, and consultants of the Company. The RSUs vest in three equal annual instalments during the recipient's continual service with the Company.
Number of warrants issued												10,350,000	10,350,000
Warrant exercise price | $ / shares												$ 7.50	$ 7.50
Weighted average remaining contractual life											3 years 7 months 28 days
Number of Options, Granted											2,271,592	577,031	3,016,200
Weighted Average Exercise Price, Granted | $ / shares											$ 2.58	$ 4.52	$ 4.97
Options exercisable term											5 years	5 years	5 years
Options vesting terms											vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Share options recognized as share-based compensation expense | $											$ 845,000	$ 1,551,000
Risk-free interest rate											1.90%	1.39%	34.00%
Expected life (years)											2 years 11 months 4 days	2 years 10 months 13 days	2 years 11 months 26 days
Expected volatility											42.12%	47.99%	37.00%
Expected dividend yield											0.65%	0.14%	0.00%
Estimated forfeiture rate											1.72%	0.50%	1.98%
Share-based compensation expense | $											$ 291,000	$ 849,000	$ 751,000
Dividend paid, amount | $											$ 1,439,000	4,032,000
Quarterly cash dividend declared per common share | $ / shares																			$ 0.01
Number of shares issued											603,703
Restricted Stock Units [member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $											$ 201,000	$ 341,000
Number of shares issued												167,849
Weighted average value | $ / shares											$ 2.81	$ 4.91
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $											$ 0	$ 276,000
Number of restricted shares issued									1,500,000
Performance condition one, description									with respect to one-third of the Restricted Shares awarded to the holder, if the Company's initial public offering or any liquidity event (being any liquidation, dissolution or winding-up of the Company or distribution of all or substantially all of the Company's assets among shareholders or a change of control transaction) occurs that values the Company at a minimum of $50,000,000 (condition met)
Performance condition two, description									with respect to one-third of the Restricted Shares awarded to the holder, if the Company receives $1,000,000 of royalty payments under any of the Company's royalty interests prior to October 19, 2023 (condition met)
Performance condition three, description									with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer, employee or consultant of the Company or an entity that is under common control with the Company for a period of one year after the initial public offering is completed (condition met)
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life												1 year 2 months 8 days
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding														11,518,252
Weighted average remaining contractual life											7 months 9 days
Shares issued for warrant exercisable											2,821,971
Warrants exercisable exchange ratio											2.4500
Weighted average exercise price | $ / shares														$ 4.31
Long-term Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares issuable under plan														10.00%
Marketing Services [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		39,435	39,435
Expense from share-based payment transaction with non-employees | $											$ 0	$ 148,000
Fair value of stock issued for services | $		$ 148,000	$ 148,000
Marketing Services Issued On July 5, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	56,757
Expense from share-based payment transaction with non-employees | $											$ 32,000	$ 31,000
Fair value of stock issued for services | $	$ 125,000
Share Options Granted Tranche One [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted											30,000	404,517	2,505,000
Exercise price of share options granted | $ / shares											$ 2.13	$ 4.93	$ 5.00
Share Options Granted Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted											5,000	5,000	305,000
Exercise price of share options granted | $ / shares											$ 2.49	$ 4.62	$ 4.78
Share Options Granted Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted											2,236,592	100,000	206,200
Exercise price of share options granted | $ / shares											$ 2.59	$ 4.14	$ 4.85
Share Options Granted Tranche Four [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted												17,514
Exercise price of share options granted | $ / shares												$ 3.06
Share Options Granted Tranche Five [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted												25,000
Exercise price of share options granted | $ / shares												$ 2.73
Share Options Granted Tranche Six [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted												25,000
Exercise price of share options granted | $ / shares												$ 2.16
Ely Gold Royalties Inc [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $						$ 130,194,000
Proceeds from exercise of common share purchase warrants | $												$ 856,000
Number of shares issued						30,902,176						402,938		0
Number of warrants exercised												1,644,649
Golden Valley and Abitibi [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				61,104,200
Fair value of shares issued for acquisition | $				$ 296,966,000
Number of options issued				2,498,045
Risk-free interest rate											0.40%
Expected volatility											37.00%
Expected dividend yield											0.00%
Nevada Gold Mines LLC [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued															9,393,681
Croinor Gold Project [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	50,000	207,449
Percentage of net smelter return royalty																		0.75%
Gold Mining Inc [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $										$ 50,000
Number of shares issued										5,000,000
At the Market Program [Member]
IfrsStatementLineItems [Line Items]
Maximum shares to be sold under equity program value | $																$ 50,000,000
Blender Media Inc. [member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $											$ 0	$ 626,000
Stock issued for services, shares					120,000
Fair value of stock issued for services | $					$ 626,000
Underwriters [member]
IfrsStatementLineItems [Line Items]
Issued price per share | $ / shares							$ 5.00
Purchase price of warrants | $ / shares							$ 7.50
Number of shares issued under initial public offering							18,000,000
Proceeds from issuance of shares | $							$ 90,000,000
Underwriters [member] | Over Allotment Option [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued to purchase warrants							1,350,000
Number of shares issued under initial public offering							721,347
Proceeds from issuance of shares | $							$ 3,603,000
Gross proceeds from shares issued to purchase warrants | $							$ 14,000
Service Provider [member]
IfrsStatementLineItems [Line Items]
Shares issued price per share | $ / shares																				$ 4.60
Number of shares issued																				75,000
Share-based compensation expense | $											$ 0	$ 173,000